Borrowings - Long-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Schedule Of Borrowings [Line Items]
Debt issued by the Company	¥ 3,509,117		¥ 3,178,278
Debt issued by subsidiaries-guaranteed by the Company	2,207,268		2,076,721
Debt issued by subsidiaries-not guaranteed by the Company	1,875,983	[1]	3,249,841	[1]
Total	¥ 7,592,368		¥ 8,504,840

[1]	Includes trading balances of secured borrowings.